Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summary of Preliminary and Final Fair Values of Assets Acquired and Liabilities Assumed, Including VIE

The following table summarizes the final purchase price allocation, which included the Voyageur Spirit VIE, by the Company at November 30, 2011:

Final $
ASSETS
Cash and cash equivalents	50,230
Other current assets	29,209
Vessels and equipment	892,352
Deferred income taxes	3,307
Investment in Sevan Marine	37,100
Other assets - long-term	659

Total assets acquired	1,012,857

Current liabilities	41,376
In-process revenue contracts	158,968
Long-term debt (note 8)	220,497
Other long-term liabilities	6,036
Non-controlling interest	144,600

Total liabilities assumed	571,477

Net assets acquired	441,380

Bargain purchase gain	(68,535)

Cash consideration	372,845